IFRS 9 Impairment (Tables)	6 Months Ended
Jun. 30, 2026
IFRS 9 Impairment [Abstract]
Forward-looking information applied	Macroeconomic variables applied

	as of June 2026[1,2]
	Year 1 (4 quarter avg)	Year 2 (4 quarter avg)
GDP - USA	1.95%	2.11%
GDP - Eurozone	0.44%	1.23%
GDP - Germany	0.73%	1.38%
GDP - Italy	0.54%	0.86%
GDP - Developing Asia	4.96%	4.54%
GDP - Emerging Markets	4.02%	4.10%
Unemployment - USA	4.36%	4.27%
Unemployment - Eurozone	6.30%	6.11%
Unemployment - Germany	3.84%	3.72%
Unemployment - Italy	5.38%	5.54%
Unemployment - Spain	9.96%	9.62%
Unemployment - Japan	2.61%	2.51%
Real Estate Prices - CRE Index USA	314.50	317.33
Real Estate Prices - CRE Index Eurozone	111.91	112.86
Real Estate Prices - House Price Index USA	327.76	336.43
Real Estate Prices - House Price Index Germany	155.11	156.01
Real Estate Prices - House Price Index Spain	2,405.97	2,491.88
Equity - S&P500	7,556	8,004
Equity - Eurostoxx50	6,178	6,408
Equity - DAX40	25,271	26,835
Equity - MSCI EAFE	1,481	1,551
Equity - MSCI Asia	2,526	2,641
Equity - Nikkei	63,543	65,949
Credit - High Yield Index	307.55	366.97
Credit - CDX High Yield	339.97	394.10
Credit - CDX IG	57.98	67.02
Credit - CDX Emerging Markets	171.13	204.21
Credit - ITX Europe 125	60.13	67.26
Commodity - WTI	78.11	69.67
Commodity - Gold	4,692.37	4,677.44
1MEVs as of June 18, 2026, which remained consistent as of June 30, 2026
[2]Year 1 equals second quarter of 2026 to first quarter of 2027, Year 2 equals second quarter of 2027 to first quarter of 2028

	as of December 2025[1,2]
	Year 1 (4 quarter avg)	Year 2 (4 quarter avg)
GDP - USA	1.87%	1.97%
GDP - Eurozone	1.16%	1.44%
GDP - Germany	0.65%	1.54%
GDP - Italy	0.60%	0.91%
GDP - Developing Asia	4.45%	4.78%
GDP - Emerging Markets	3.85%	4.19%
Unemployment - USA	4.42%	4.29%
Unemployment - Eurozone	6.30%	6.18%
Unemployment - Germany	3.75%	3.66%
Unemployment - Italy	6.14%	6.22%
Unemployment - Spain	10.37%	10.05%
Unemployment - Japan	2.49%	2.45%
Real Estate Prices - CRE Index USA	300.74	301.87
Real Estate Prices - CRE Index Eurozone	110.44	111.75
Real Estate Prices - House Price Index USA	331.21	340.69
Real Estate Prices - House Price Index Germany	157.28	158.82
Real Estate Prices - House Price Index Spain	2,213.53	2,264.16
Equity - S&P500	6,942	7,366
Equity - Eurostoxx50	5,793	6,086
Equity - DAX40	24,453	25,886
Equity - MSCI EAFE	1,288	1,351
Equity - MSCI Asia	2,068	2,160
Equity - Nikkei	50,891	53,099
Credit - High Yield Index	308.27	348.99
Credit - CDX High Yield	333.97	370.05
Credit - CDX IG	54.64	62.78
Credit - CDX Emerging Markets	149.82	179.86
Credit - ITX Europe 125	56.42	62.27
Commodity - WTI	61.07	59.01
Commodity - Gold	3,976.94	4,189.01
1MEVs as of December 8, 2025, which remained consistent as of December 31, 2025
[2]Year 1 equals fourth quarter of 2025 to third quarter of 2026, Year 2 equals fourth quarter of 2026 to third quarter of 2027
Sensitivities of forward-looking information Group	IFRS 9 – Sensitivities of Forward-Looking Information applied on Stage 1 and Stage 2 – Group Level

	Jun 30, 2026
	Upward sensitivity		Downward sensitivity
	Upward shift	ECL impact in € m.	Downward shift	ECL impact in € m.
GDP growth rates	1pp	(71.9)	(1pp)	82.7
Unemployment rates	(0.5pp)	(48.8)	0.5pp	52.4
Real estate prices¹	5%	(31.6)	(5%)	37.2
Equities	10%	(16.7)	(10%)	23.5
Credit spreads	(40%)	(19.0)	40%	21.0
Commodities²	10%	(8.1)	(10%)	8.9

	Dec 31, 2025
	Upward sensitivity		Downward sensitivity
	Upward shift	ECL impact in € m.	Downward shift	ECL impact in € m.
GDP growth rates	1pp	(76.3)	(1pp)	87.2
Unemployment rates	(0.5pp)	(49.4)	0.5pp	51.6
Real estate prices¹	5%	(35.3)	(5%)	40.1
Equities	10%	(17.1)	(10%)	23.7
Credit spreads	(40%)	(19.5)	40%	21.6
Commodities²	10%	(6.9)	(10%)	7.4
[1] For a more severe stress test relating to the CRE portfolio that also takes into consideration existing and potential exposure in Stage 3, reference is made to the Key Risk
Theme section on Commercial Real Estate above
[2]Here the sign of the shift applies to oil prices changes. Gold price changes have the opposite sign. 1pp (percentage point), e.g., GDP shifts from 3% to 4%; 1% (percentage change), e.g., Real estate price shifts from 100 to 101